Loans at amortized cost, etc. - Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 4,565,931		₩ 4,330,470
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision		2,014,137		1,862,013
Write-offs		(2,027,917)	[1]	(1,536,101)	[2]
Amortization of discount		(39,119)		(35,031)
Disposal		(549,376)		(424,838)
Collection		343,795		361,038
Others	[3]	(26,779)		8,380
Ending balance		4,280,672		4,565,931
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		268,533		243,266
Transfer (from) to 12 months expected credit losses		53,827		40,874
Transfer (from) to lifetime expected credit losses		(18,210)		(24,178)
Transfer (from) to credit- impaired financial assets		(17,720)		(15,753)
Provision		(22,099)		21,772
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(2,369)		2,552
Ending balance		261,962		268,533
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		223,017		207,362
Transfer (from) to 12 months expected credit losses		(51,918)		(39,258)
Transfer (from) to lifetime expected credit losses		56,419		50,652
Transfer (from) to credit- impaired financial assets		(26,077)		(21,007)
Provision		21,425		25,003
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(377)		(261)
Collection		0		0
Others	[3]	(478)		526
Ending balance		222,011		223,017
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		340,091		283,191
Transfer (from) to 12 months expected credit losses		(1,909)		(1,616)
Transfer (from) to lifetime expected credit losses		(38,209)		(26,474)
Transfer (from) to credit- impaired financial assets		43,797		36,760
Provision		251,154		392,200
Write-offs		(373,347)	[1]	(393,809)	[2]
Amortization of discount		(11,333)		(13,501)
Disposal		(66,868)		(53,538)
Collection		195,229		112,627
Others	[3]	921		4,251
Ending balance		339,526		340,091
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		725,105		789,050
Transfer (from) to 12 months expected credit losses		134,081		140,511
Transfer (from) to lifetime expected credit losses		(74,530)		(79,310)
Transfer (from) to credit- impaired financial assets		(5,712)		(5,838)
Provision		(71,512)		(123,593)
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		(2,946)
Collection		0		0
Others	[3]	(7,497)		7,231
Ending balance		699,935		725,105
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		872,904		994,345
Transfer (from) to 12 months expected credit losses		(132,826)		(137,260)
Transfer (from) to lifetime expected credit losses		80,482		86,108
Transfer (from) to credit- impaired financial assets		(76,398)		(84,444)
Provision		83,178		23,937
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(3,381)		(19,347)
Collection		0		0
Others	[3]	(6,213)		9,565
Ending balance		817,746		872,904
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		958,808		628,487
Transfer (from) to 12 months expected credit losses		(1,255)		(3,251)
Transfer (from) to lifetime expected credit losses		(5,952)		(6,798)
Transfer (from) to credit- impaired financial assets		82,110		90,282
Provision		885,920		760,786
Write-offs		(833,199)	[1]	(450,932)	[2]
Amortization of discount		(27,865)		(27,710)
Disposal		(107,589)		(90,141)
Collection		51,741		75,082
Others	[3]	(4,283)		(16,997)
Ending balance		998,436		958,808
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		263,914		230,286
Transfer (from) to 12 months expected credit losses		84,381		25,333
Transfer (from) to lifetime expected credit losses		(24,117)		(19,981)
Transfer (from) to credit- impaired financial assets		(11,675)		(2,696)
Provision		(87,645)		30,805
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	316		167
Ending balance		225,174		263,914
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		418,255		460,848
Transfer (from) to 12 months expected credit losses		(84,246)		(25,273)
Transfer (from) to lifetime expected credit losses		24,486		20,177
Transfer (from) to credit- impaired financial assets		(113,200)		(4,919)
Provision		132,894		(32,602)
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(1,003)		24
Ending balance		377,186		418,255
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		458,116		462,554
Transfer (from) to 12 months expected credit losses		(135)		(60)
Transfer (from) to lifetime expected credit losses		(369)		(196)
Transfer (from) to credit- impaired financial assets		124,875		7,615
Provision		825,064		751,753
Write-offs		(806,961)	[1]	(685,877)	[2]
Amortization of discount		79		6,180
Disposal		(371,086)		(257,543)
Collection		96,413		172,842
Others	[3]	(6,187)		848
Ending balance		319,809		458,116
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		12,748		13,372
Transfer (from) to 12 months expected credit losses		8,442		85
Transfer (from) to lifetime expected credit losses		(283)		(1,310)
Transfer (from) to credit- impaired financial assets		(45)		0
Provision		(10,665)		412
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	86		189
Ending balance		10,283		12,748
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		17,575		10,371
Transfer (from) to 12 months expected credit losses		(8,442)		(85)
Transfer (from) to lifetime expected credit losses		283		1,310
Transfer (from) to credit- impaired financial assets		(244)		(60)
Provision		(2,233)		6,016
Write-offs		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		(1)
Collection		0		0
Others	[3]	(72)		24
Ending balance		6,867		17,575
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		6,865		7,338
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		289		60
Provision		8,656		5,524
Write-offs		(14,410)	[1]	(5,483)	[2]
Amortization of discount		0		0
Disposal		(75)		(1,061)
Collection		412		487
Others	[3]	0		0
Ending balance		1,737		6,865
Due from banks at amortized cost and other financial assets
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		595,646		486,569
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision		70,035		113,662
Write-offs		(92,749)		(61,157)
Disposal		(5,700)		(15,067)
Collection		2,688		3,292
Others	[3]	(12,504)		68,347
Ending balance		557,416		595,646
Due from banks at amortized cost and other financial assets | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		394,484		332,951
Transfer (from) to 12 months expected credit losses		654		1,262
Transfer (from) to lifetime expected credit losses		(869)		(5,414)
Transfer (from) to credit- impaired financial assets		(1,957)		(178)
Provision		4,759		175
Write-offs		0		0
Disposal		0		(1)
Collection		0		0
Others	[3]	1,728		65,689
Ending balance		398,799		394,484
Due from banks at amortized cost and other financial assets | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		14,752		15,650
Transfer (from) to 12 months expected credit losses		(613)		(1,229)
Transfer (from) to lifetime expected credit losses		891		5,441
Transfer (from) to credit- impaired financial assets		(5,084)		(5,715)
Provision		507		629
Write-offs		0		0
Disposal		(37)		(38)
Collection		0		0
Others	[3]	(6)		14
Ending balance		10,410		14,752
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		186,410		137,968
Transfer (from) to 12 months expected credit losses		(41)		(33)
Transfer (from) to lifetime expected credit losses		(22)		(27)
Transfer (from) to credit- impaired financial assets		7,041		5,893
Provision		64,769		112,858
Write-offs		(92,749)		(61,157)
Disposal		(5,663)		(15,028)
Collection		2,688		3,292
Others	[3]	(14,226)		2,644
Ending balance		₩ 148,207		₩ 186,410

[1]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,682,802 million, which is written off as of December 31, 2025.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,268,898 million, which is written off as of December 31, 2024.
[3]	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.